1WS CREDIT INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

		Maturity	Principal
Description	Rate	Date(a)	Amount	Value
MORTGAGE-BACKED SECURITIES (55.83%)
Residential (38.77%)
APS Resecuritization Trust, Series 2014-1, Class 1M(b)(c)	1.59%	08/28/54	$2,198,600	$564,161
Banc of America Funding , Series 2007-5, Class CA8(c)(d)	5.35% - 1M US L	07/25/37	3,446,972	728,345
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A2(c)	1M US L + 0.23%	01/25/37	1,182,683	1,295,274
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2(b)(c)(e)	1M US L + 1.75%	05/25/22	1,000,000	880,600
Citicorp Residential Mortgage Trust, Series 2006-2, Class M2(e)(f)	5.24%	09/25/36	2,000,000	1,955,000
Countrywide Alternative Loan Trust, Series 2005-13CB, Class A1(c)(e)	1M US L + 0.50%	05/25/35	570,769	497,711
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A17	5.50%	12/25/35	303,827	202,622
Countrywide Alternative Loan Trust, Series 2007-16CB, Class 2A1(c)(e)	1M US L + 0.45%	08/25/37	1,292,255	500,878
Delft 2020 BV, Series 2020-1, Class F(b)(c)	3.30% - 3M EUR L	04/17/23	€500,000	597,066
Domi BV, Series 2020-1, Class F(b)(c)	3M EUR L + 6.50%	04/15/52	500,000	607,745
Domi BV, Series 2020-1, Class X1(b)(c)	3M EUR L + 4.95%	04/15/52	386,434	467,455
Domi BV, Series 2020-1, Class X2(b)(c)	3M EUR L + 6.75%	04/15/52	500,000	604,589
Finsbury Square PLC, Series 2019-3, Class X(b)(c)	3M SONIA + 3.90%	12/16/69	£258,341	348,549
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M3(c)(e)	1M US L + 0.75%	11/25/36	$1,948,863	1,546,228
Freddie Mac STACR, Series 2020-HQA2, Class M2(b)(c)(e)	1M US L + 3.10%	03/25/50	500,000	507,800
Fremont Home Loan Trust, Series 2004-C, Class M3(c)	1M US L + 1.73%	08/25/34	169,588	174,082
GSAA Home Equity Trust, Series 2007-8, Class A4(c)	1M US L + 0.60%	08/25/37	547,743	327,550
GSAMP Trust, Series 2005-WMC1, Class M2(c)(e)	1M US L + 0.78%	09/25/35	721,789	649,971
GSR Mortgage Loan Trust, Series 2005-5F, Class B1(c)(e)	5.69%	06/25/35	491,255	500,835
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M5(c)(e)	1M US L + 0.81%	01/25/36	1,000,000	815,500
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M7(c)	1M US L + 2.48%	12/25/35	205,929	198,515
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M3(c)	1M US L + 0.56%	02/25/36	803,887	668,915
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2(c)	1M US L + 0.32%	07/25/36	1,033,695	1,136,858
JP Morgan Mortgage Trust, Series 2005-A5, Class TB1(c)	2.86%	08/25/35	222,282	218,259
JP Morgan Resecuritization Trust, Series 2015-3, Class 3A2(b)(f)	5.48%	09/26/37	388,055	333,844
Lanebrook Mortgage Transaction PLC, Series 2020-1, Class E(b)	3M SONIA + 5.00%	09/12/24	£500,000	715,489
Lansdowne Mortgage Securities No 1 PLC, Series 2006-1, Class M2(b)(c)	0.84% - 3M EUR L	06/15/45	€500,000	385,301
Merrill Lynch Mortgage Investors Trust HE1, Series 2006-HE1, Class M2(c)(e)	1M US L + 0.60%	12/25/36	$2,000,000	1,878,000
Miravet SARL, Series 2019-1, Class E(b)(c)	3M EUR L + 3.00%	05/26/65	€500,000	543,063
Miravet SARL - Compartment, Series 2020-1, Class E(c)	3M EUR L + 4.00%	05/26/65	1,000,000	1,106,634
Nationstar Home Equity Loan Trust, Series 2007-B, Class M2(c)	1M US L + 0.47%	04/25/37	$1,023,518	1,453,293
New Century Home Equity Loan Trust, Series 2004-A, Class MI1(c)(e)	4.26%	08/25/34	798,062	819,770
New Century Home Equity Loan Trust, Series 2005-2, Class M6(c)	1M US L + 1.02%	06/25/35	302,956	275,174
New Century Home Equity Loan Trust, Series 2005-B, Class M2(c)	1M US L + 0.49%	10/25/35	500,000	415,950
Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-HE2, Class M2(c)(e)	1M US L + 0.34%	03/25/36	2,782,251	2,451,720
Ownit Mortgage Loan Trust, Series 2005-4, Class M1(c)(e)	1M US L + 0.83%	08/25/36	1,246,903	1,214,110
Popular ABS Mortgage Pass-Through Trust, Series 2005-5, Class MF1(f)	3.71%	11/25/35	392,963	300,852
Popular ABS Mortgage Pass-Through Trust, Series 2005-D, Class M1(e)(f)	3.62%	01/25/36	388,106	352,595
Residential Accredit Loans, Inc., Series 2006-Q05, Class 1A2(c)(e)	1M US L + 0.19%	05/25/46	960,769	927,718
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A16(c)(e)	1M US L + 0.65%	07/25/36	703,491	510,383
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A5(c)(e)	1M US L + 0.70%	07/25/36	1,037,138	760,637
Residential Mortgage Securities 31 PLC, Series 2018-31, Class F2(b)(c)	3M GBP L + 4.00%	09/20/21	£509,000	687,221
Residential Mortgage Securities 32 PLC, Series 2020-32X, Class F1(c)	3M SONIA IR + 6.50%	06/20/70	500,000	707,337
Soundview Home Loan Trust, Series 2005-OPT4, Class M2(c)(e)	1M US L + 0.83%	12/25/35	$671,798	621,010

		Maturity	Principal
Description	Rate	Date(a)	Amount		Value
MORTGAGE-BACKED SECURITIES (continued)
Soundview Home Loan Trust, Series 2007-NS1, Class M1(b)(c)(e)	1M US L + 0.35%	01/25/37	$566,564		$543,845
Structured Asset Investment Loan Trust, Series 2005-9, Class M2(c)(e)	1M US L + 0.675%	11/25/35	538,249		511,444
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A4(c)(e)	1M US L + 0.31%	09/25/36	860,000		497,252
SYON 2020-2, Class B	6.27%	12/17/27	£1,138,000		1,563,123
Tower Bridge Funding PLC, Series 2020-1, Class E(b)(c)	3M SONIA + 2.50%	09/20/63	500,000		703,569
Tower Bridge Funding PLC, Series 2020-1, Class X(b)(c)	3M SONIA + 5.25%	09/20/63	$307,422		412,536
Wells Fargo Mortgage Backed Securities Trust, Series 2007-1, Class A4	5.75%	02/25/37	–	(g)	74,025
Wells Fargo Mortgage Backed Securities Trust, Series 2007-1, Class A8	5.75%	02/25/37	–	(g)	52,436
					$36,812,839
Commercial (17.06%)
Ashford Hospitality Trust, Series 2018-ASHF, Class C(b)(c)	1M US L + 1.40%	04/15/35	500,000		490,000
Ashford Hospitality Trust, Series 2018-ASHF, Class D(b)(c)	1M US L + 2.10%	04/16/35	554,000		509,181
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class F(b)(c)(e)	1M US L + 4.00%	06/15/21	1,194,000		960,573
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class C(b)(c)	1M US L + 2.00%	03/15/21	1,097,000		1,083,288
BANK, Series 2017-BNK8, Class C(b)(c)	4.07%	11/15/27	500,000		534,300
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class F(b)(c)	1M US L + 2.55%	11/15/21	526,000		518,110
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class G(b)(c)(e)	1M US L + 2.99%	11/15/21	1,524,000		1,447,800
CLNY Trust, Series 2019-IKPR, Class C(b)(c)	1M US L + 1.68%	11/15/21	556,000		542,044
Commercial Mortgage Trust, Series 2015-CR24, Class D(c)	3.46%	08/12/25	274,000		251,532
Credit Suisse Mortgage Trust, Series 2019-UVIL, Class B(b)(c)	3.28%	12/17/29	292,000		291,883
Credit Suisse Mortgage Trust, Series 2019-UVIL, Class C(b)(c)	3.28%	12/17/29	297,000		279,537
Credit Suisse Mortgage Trust, Series 2019-UVIL, Class D(b)(c)	3.28%	12/17/29	307,000		270,129
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C(b)	3.75%	12/10/24	500,000		519,900
FREMF Mortgage Trust, Series 2020-K104, Class C(b)(c)	3.54%	01/25/30	55,000		58,097
Great Wolf Trust, Series 2019-WOLF, Class C(c)	1M US L + 1.63%	12/15/24	500,000		493,750
Great Wolf Trust, Series 2019-WOLF, Class D(c)	1M US L + 1.93%	12/15/24	750,000		736,800
Hilton Orlando Trust, Series 2018-ORL, Class D(b)(c)	1M US L + 1.85%	12/15/34	750,000		738,750
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class B(b)(e)	3.20%	10/05/21	750,000		743,700
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class C(b)	3.55%	10/05/21	750,000		751,875
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class D(b)(c)	4.01%	10/05/21	500,000		488,000
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class E(b)(c)	1M US L + 4.02%	10/15/32	504,000		466,603
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class C(c)	4.10%	06/15/23	526,000		543,726
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class D(b)(c)	4.66%	07/17/24	526,000		466,299
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4(e)	3.25%	12/17/24	1,000,000		1,094,300
SLIDE, Series 2018-FUN, Class D(b)(c)(e)	1M US L + 1.85%	06/15/21	952,081		927,041
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class D(c)(e)	4.54%	09/15/58	1,000,000		986,200
					$16,193,418
TOTAL MORTGAGE-BACKED SECURITIES (Cost $47,570,057)					$53,006,257

ASSET-BACKED SECURITIES (49.69%)
American Credit Acceptance Receivables Trust, Series 2020-1, Class E(b)	3.32%	03/13/26	243,000		250,995
AutoFlorence 1 Srl, Series 2019-1, Class E(c)	4.50% - 1M EUR L	12/25/42	€414,902		500,432
CIG Auto Receivables Trust 2020-1, Series 2020-1A, Class E(b)(e)	4.43%	02/12/27	$1,150,000		1,191,860
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class C(b)(e)	4.61%	02/15/24	1,000,000		1,013,800
Countrywide Asset-Backed Certificates, Series 2005-2, Class M6(c)	1M US L + 2.025%	08/25/35	515,200		516,591
CPS Auto Receivables Trust, Series 2018-D, Class E(b)(e)	5.82%	12/15/22	1,000,000		1,072,400
CPS Auto Receivables Trust, Series 2019-D, Class E(b)	3.86%	12/15/23	500,000		525,250
CPS Auto Trust, Series 2018-C, Class E(b)	6.07%	09/15/25	500,000		535,250
Dowson PLC, Series 2020-1, Class D(c)	1M SONIA IR + 4.50%	04/20/27	£376,000		516,462

		Maturity	Principal
Description	Rate	Date(a)	Amount		Value
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust 2020-3, Series 2020-3A, Class E(b)(e)	3.62%	04/15/24		$500,000	$529,900
E-Carat 11 PLC, Series 2020-11, Class G(b)	1M SONIA + 5.00%	01/18/24		£500,000	670,686
E-Carat 11 PLC, Series 2020-11, Class H(b)	9.50%	01/18/24		500,000	673,563
ENVA, LLC, Series 2019-A, Class B(e)	6.17%	06/22/26		$1,500,000	1,524,000
Exeter Automobile Receivables Trust, Series 2019-2X, Class E(b)(e)	4.68%	06/15/23		2,500,000	2,665,000
Exeter Automobile Receivables Trust 2019-1, Series 2019-1A, Class E(b)(e)	5.20%	03/15/23		480,000	515,712
Exeter Automobile Receivables Trust 2019-3, Series 2019-3A, Class E(b)(e)	4.00%	08/15/23		1,620,000	1,707,480
Exeter Automobile Receivables Trust 2020-2, Series 2020-2A, Class E(b)(e)	7.19%	07/15/24		832,000	958,797
Exeter Automobile Receivables Trust 2020-3, Series 2020-3A, Class E(b)(e)	3.44%	10/15/24		1,992,000	2,079,050
First Investors Auto Owner Trust 2021-1, Series 2021-1A, Class E(b)	3.35%	02/15/25		100,000	104,080
FREED ABS Trust, Series 2019-1, Class C(b)(e)	5.39%	06/18/26		2,000,000	2,040,800
FREED ABS Trust, Series 2019-2, Class C(b)(e)	4.86%	11/18/26		2,500,000	2,543,750
FREED ABS Trust, Series 2020-FP1, Class C(b)	4.37%	03/18/27		500,000	504,850
GLS Auto Receivables Issuer Trust 2019-4, Series 2019-4A, Class D(b)(e)	4.09%	08/17/26		510,000	536,724
GLS Auto Receivables Issuer Trust 2020-1, Series 2020-1A, Class D(b)(e)	3.68%	02/15/24		900,000	939,960
GLS Auto Receivables Issuer Trust 2020-2, Series 2020-2A, Class D(b)(e)	7.48%	04/15/27		1,560,000	1,782,456
GLS Auto Receivables Issuer Trust 2020-3, Series 2020-3A, Class E(b)(e)	4.31%	07/15/27		550,000	592,790
GLS Auto Receivables Issuer Trust 2020-4, Series 2020-4A, Class E(b)	3.51%	12/16/24		720,000	754,344
Honours PLC, Series 2006-2, Class B(b)(c)	1M GBP L + 1.00%	04/10/29		£453,453	448,327
KeyCorp Student Loan Trust, Series 2006-A, Class 2C(c)(e)	3M US L + 1.15%	03/27/42		$2,000,000	1,690,400
Latitude Australia Credit Card Master Trust, Series 2017-2, Class E(b)(c)	5.01%	08/22/23	A$	502,000	383,884
Lendingpoint Asset Securitization Trust, Series 2019-2, Class C(b)	4.66%	11/10/25		$600,000	603,900
Lendingpoint Asset Securitization Trust, Series 2020-1, Class C(b)	4.14%	07/11/22		500,000	500,800
Lendingpoint Asset Securitization Trust, Series 2019-1X, Class C(b)	4.50%	12/15/21		1,933,000	1,951,557
LL ABS Trust 2019-1, Series 2019-1A, Class C(b)	5.07%	03/15/27		500,000	508,900
LL ABS Trust 2020-1, Series 2020-1A, Class B(b)	3.79%	03/15/23		500,000	518,950
LL ABS Trust 2020-1, Series 2020-1A, Class C(b)	6.54%	11/15/23		500,000	524,050
MelTel Land Funding LLC, Series 2019-1X, Class B(b)	4.70%	04/15/24		750,000	791,850
MelTel Land Funding LLC, Series 2019-1X, Class C(b)	6.07%	04/15/24		750,000	794,400
National Collegiate Student Loan Trust, Series 2005-3, Class B(c)(e)	1M US L + 0.50%	07/27/37		1,846,000	1,385,054
National Collegiate Student Loan Trust, Series 2006-3, Class B(c)(e)	1M US L + 0.36%	01/26/32		784,000	595,997
National Collegiate Student Loan Trust, Series 2007-1, Class A4(c)(e)	1M US L + 0.31%	10/25/33		1,272,139	1,208,532
National Collegiate Student Loan Trust, Series 2007-4, Class A3A2(c)	3.62%	03/25/38		282,000	282,677
Octane Receivables Trust, Series 2019-1A, Class C(b)	4.74%	06/20/25		750,000	760,200
Pagaya AI Debt Selection Trust, Series 2020-3, Class B(b)(e)	3.22%	05/17/27		500,000	507,900
Perimeter Master Note Business Trust, Series 2019-2A, Class A(b)	4.23%	11/15/23		300,000	315,030
Prosper Marketplace Issuance Trust Series 2019-2, Series 2019-2A, Class C(b)(e)	5.05%	09/15/25		507,000	512,729
Sierra Timeshare 2020-2 Receivables Funding LLC, Series 2020-2A, Class C(b)(e)	3.51%	07/20/37		533,919	555,917
Sierra Timeshare 2020-2 Receivables Funding LLC, Series 2020-2A, Class D(b)(e)	6.59%	07/20/37		607,647	643,377
Silk Finance No 5, Series 2020-5, Class D(b)	7.25%	02/25/35		€500,000	619,516
Small Business Lending Trust, Series 2020-A, Class B(b)	3.20%	12/15/26		$500,000	489,050
SoFi Consumer Loan Program LLC, Series 2017-4, Class R2(b)(h)	N/A(i)	05/26/26		9,390	289,711
SoFi Professional Loan Program, Series 2019-BX, Class R1(b)(h)	N/A(i)	08/17/48		56,770	1,487,708
SoFi Professional Loan Program LLC, Series 2017-D, Class R1(b)(h)	N/A(i)	09/25/40		16,181	512,534
Structured Asset Investment Loan Trust, Series 2005-8, Class M2(c)(e)	1M US L + 0.75%	10/25/35		551,670	516,528
Upstart Securitization Trust, Series 2020-3, Class C(b)	6.25%	11/20/30		500,000	530,650
TOTAL ASSET-BACKED SECURITIES (Cost $45,383,076)					$47,177,110

COLLATERALIZED LOAN OBLIGATIONS (18.58%)(b)(c)
ALM VII, Ltd., Series 2019-7A, Class DR2(b)(e)	3M US L + 7.10%	07/15/29		900,000	$904,680
AMMC CLO 19, Ltd., Series 2016-19A, Class E(b)(e)	3M US L + 7.00%	10/15/28		300,000	297,750
Anchorage Capital CLO 3-R, Ltd., Series 2018-3RA, Class E(b)(e)	3M US L + 5.50%	01/28/31		551,000	537,721
Anchorage Capital CLO, Ltd., Series 2015-6X, Class ER(b)	3M US L + 6.35%	07/15/30		700,000	689,500

		Maturity	Principal
Description	Rate	Date(a)	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
Anchorage Capital CLO, Ltd., Series 2016-8X, Class ER(b)	3M US L + 5.75%	07/28/28	$500,000	$493,700
Apex Credit CLO, LLC, Series 2015-2X, Class ER(b)	3M US L + 6.10%	10/17/26	500,000	463,850
BlueMountain CLO, Ltd., Series 2018-1X, Class ER(b)	3M US L + 5.55%	04/20/27	500,000	488,450
BlueMountain CLO, Ltd., Series 2018-2X, Class SUB(b)(h)	N/A(i)	08/15/31	650,000	318,500
Canyon Capital CLO, Ltd., Series 2014-2X, Class ER(b)	3M US L + 6.85%	04/15/29	950,000	952,185
Carlyle Global Market Strategies CLO 2015-1, Ltd., Series 2019-1A, Class ER(b)(e)	3M US L + 6.94%	07/20/31	1,095,000	1,069,377
Cent CLO 24, Ltd., Series 2018-24A, Class DR(b)	3M US L + 5.75%	10/15/26	755,000	731,142
Cent CLO, Ltd., Series 2015-24X, Class DR(b)	3M US L + 5.75%	10/15/26	1,000,000	968,400
Dryden Senior Loan Fund, Series 2015-38X, Class SUB(b)(h)	N/A(i)	07/15/30	750,000	435,000
Gallatin CLO IX, Ltd., Series 2018-1A, Class E(b)(e)	3M US L + 5.47%	01/21/28	302,000	298,014
KKR CLO 17, Ltd., Series 2017-17, Class D(b)(e)	3M US L + 3.45%	04/15/29	512,000	508,160
MP CLO, Ltd., Series 2015-2X, Class ER(b)	3M US L + 5.45%	10/28/27	750,000	703,425
Race Point VIII CLO, Ltd., Series 2017-8A, Class ER(b)(e)	3M US L + 6.85%	02/20/30	640,000	593,792
Recette CLO, Ltd., Series 2015-1X, Class E(b)(e)	3M US L + 5.70%	10/20/27	1,500,000	1,503,450
Shackleton CLO, Ltd., Series 2017-8X, Class ER(b)	3M US L + 5.34%	10/20/27	1,000,000	940,200
Sound Point CLO III-R, Ltd., Series 2013-2RX, Class E(b)	3M US L + 6.00%	04/15/29	1,500,000	1,328,550
Sound Point CLO XII, Ltd., Series 2019-2X, Class ER(b)	3M US L + 6.90%	10/20/28	500,000	482,850
Sound Point CLO XVII, Series 2017-3A, Class D(b)(e)	3M US L + 6.50%	10/20/30	250,000	241,325
Taberna Preferred Funding, Ltd., Series 2005-3X, Class B1(b)(j)	3M US L + 0.80%	02/05/36	1,000,000	365,000
TICP, Series 2015-1X, Class E(b)	3M US L + 5.50%	07/20/27	1,000,000	976,500
Venture CDO, Ltd., Series 2016-23X, Class ER(b)	3M US L + 5.95%	07/19/28	500,000	465,000
Voya CLO, Ltd., Series 2014-2X, Class SUB(b)(h)	N/A(i)	04/17/30	761,000	159,810
Wind River CLO, Ltd., Series 2016-1X, Class ER(b)	3M US L + 5.55%	07/15/28	750,000	730,800
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $17,242,186)				$17,647,131

	Shares	Value
PREFERRED STOCKS (0.63%)(k)
New York Mortgage Trust, Inc., Series D	8,071	$184,906
New York Mortgage Trust, Inc., Series E	17,808	409,940

TOTAL PREFERRED STOCKS (Cost $482,862)		$594,846

	7-Day
	Yield	Shares	Value
MONEY MARKET FUNDS (13.27%)
BlackRock Liquidity Funds T-Fund	0.03%	11,118,541	$11,118,541
BNY Mellon U.S. Treasury Fund, Institutional Class	0.01%	1,486,909	1,486,909

TOTAL MONEY MARKET FUNDS (Cost $12,605,450)			$12,605,450

Value
TOTAL INVESTMENTS (138.00%) (Cost $123,283,631)	$131,030,794

Liabilities in Excess of Other Assets (-38.00%)(l)	(36,084,244)
NET ASSETS (100.00%)	$94,946,550

Percentages above are stated as a percentage of net assets as of January 31, 2021

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

EURIBOR - Euro Interbank Offered Rate

SONIA - Sterling Over Night Index Average

BOBL - German Federal Government Bond

GILT - United Kingdom Federal Government Bond

Libor Rates:

1M GBP L - 1 Month GBP LIBOR as of January 31, 2021 was 0.03%

3M GBP L - 3 Month GBP LIBOR as of January 31, 2021 was 0.04%

1M EUR L - 1 Month EURIBOR as of January 31, 2021 was (0.57)%

3M EUR L - 3 Month EURIBOR as of January 31, 2021 was (0.55)%

1M US L - 1 Month USD LIBOR as of January 31, 2021 was 0.12%

3M US L - 3 Month USD LIBOR as of January 31, 2021 was 0.20%

1M SONIA - 1 Month SONIA as of January 31, 2021 was 0.05%

3M SONIA - 3 Month SONIA as of January 31, 2021 was 0.05%

(a)	The maturity date for credit investments represents the expected maturity. Many of the instruments are callable through cash flows on the underlying or other call features. Expected maturity may be earlier than legal maturity.
(b)	Securities not registered under the Securities Act of 1933, as amended (the "Securities Act"). These securities generally involve certain transfer restrictions and may be sold in the ordinary course of business in transactions exempt from registration. As of January 31, 2021, the aggregate market value of those securities was $77,077,511, representing 81.18% of net assets.
(c)	Floating or variable rate security. The Reference Rate is described above. Interest rate shown reflects the rate in effect at January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Interest only security.
(e)	On January 31, 2021, all or a portion of these securities were pledged as collateral for reverse repurchase agreements in the amount of $57,182,485.
(f)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2021.
(g)	Security principal paid in full; the value of the security at January 31, 2021 is expected to be received from the liquidation of the security's trust.
(h)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(i)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(j)	Security is in default as of January 31, 2021 and is therefore non-income producing.
(k)	Perpetual maturity.
(l)	Includes cash being held as collateral for derivatives and reverse repurchase agreements.

DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS
Description	Counterparty	Position	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2-YEAR U.S. TREASURY NOTES FUTURES	Wells Fargo Securities, LLC	Long	11	March 2021	$2,430,742	$1,150
10-YEAR U.S. TREASURY NOTES FUTURES	Wells Fargo Securities, LLC	Short	9	March 2021	(1,233,281)	7,554
5-YEAR U.S. TREASURY NOTES FUTURES	Wells Fargo Securities, LLC	Short	364	March 2021	(45,818,500)	(7,584)
AUD/USD CURRENCY FUTURES	Wells Fargo Securities, LLC	Short	5	March 2021	(382,075)	(5,255)
EUR/USD CURRENCY FUTURES	Wells Fargo Securities, LLC	Short	38	March 2021	(5,767,925)	13,176
EURO BOBL FUTURES	Wells Fargo Securities, LLC	Short	3	March 2021	(492,397)	(22)
GBP/USD CURRENCY FUTURES	Wells Fargo Securities, LLC	Short	84	March 2021	(7,195,125)	(189,672)
LONG GILT FUTURES	Wells Fargo Securities, LLC	Short	1	March 2021	(183,695)	(27)
					$(58,642,256)	$(180,679)

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (OVER THE COUNTER)(a)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at January 31, 2021(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
The Markit CDX High Yield Series 33 Index Tranche 15-25	Morgan Stanley	5.00%	USD	6/20/24	8.37%	5,000,000	$(526,400)	$125,000	$(401,400)
							$(526,400)	$125,000	$(401,400)

Credit default swaps pay quarterly.

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Quarterly Consolidated Schedule of Investments.

1WS CREDIT INCOME FUND

NOTES TO QUARTERLY CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2021 (Unaudited)

NOTE 1. ORGANIZATION

1WS Credit Income Fund (“1WS Credit” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (‘‘Shares’’). 1WS Credit operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, has adopted a policy to make quarterly repurchase offers at a price equal to net asset value (‘‘NAV’’) per Share.

1WS Credit’s investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. 1WS Credit will seek to achieve its investment objective by investing primarily in a wide array of structured credit and securitized debt instruments. There can be no assurance that the Fund’s investment objective will be achieved.

1WS Credit was organized as a Delaware statutory trust on July 20, 2018 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. 1WS Credit had no operations from that date to March 4, 2019, commencement of operations, other than those related to organizational matters and the registration of its Shares under applicable securities laws. 1WS Credit wholly owns and consolidates 1WSCI Sub I, LLC (the “Cayman Islands SPV”), an exempted company incorporated in the Cayman Islands on February 22, 2019. The Cayman Islands SPV is an investment vehicle formed to make certain investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the Cayman Islands SPV pursuant to a limited liability agreement dated March 1, 2019. Where context requires, the “Fund” includes both the Fund and the Cayman Island SPV.

1WS Capital Advisors, LLC (the ‘‘Adviser’’ or ‘‘1WS’’) serves as the investment adviser of the Fund. 1WS is a Delaware limited liability company that is registered as an investment adviser with the Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Advisers Act of 1940 (the ‘‘Advisers Act’’). The Adviser is controlled by its managing member, One William Street Capital Management, L.P. (‘‘OWS’’), which is also registered with the SEC as an investment adviser. The Fund’s portfolio manager and other personnel of the Adviser have substantial experience in managing investments and investment funds, including funds which have investment programs similar to that of the Fund.

Institutional Class (“Class I”) Shares (which are not subject to any sales load or asset-based distribution fee) of the Fund are being offered on a continuous basis at the NAV per Share calculated each day. The Fund received exemptive relief from the SEC to issue multiple classes of Shares and to impose asset-based distribution fees as applicable. As of January 31, 2021, only the Institutional Class Shares are being offered, however the Adviser has submitted a prospectus for four new share classes for review by the SEC.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The accompanying consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States dollars, unless disclosed otherwise. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance for investment companies under Financial Accounting Standards Board’s (‘’FASB’’) Accounting Standards Codification (‘’ASC’’) 946, Financial Services-Investment Companies, including accounting for investments at fair value.

Consolidation: 1WS Credit consolidates its investment in the Cayman Islands SPV because 1WS Credit is the sole shareholder of this entity. All investments held by the Cayman Islands SPV are disclosed in the Consolidated Schedule of Investments. All intercompany accounts and transactions have been eliminated upon consolidation.

Investment Transactions: Investment transactions are accounted for on a trade-date basis for financial reporting purposes and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest is recorded on an accrual basis.

The Fund may enter into derivative contracts for hedging purposes or to gain synthetic exposures to certain investments (“Derivatives”). Derivatives are financial instruments whose values are based on an underlying asset, index, or reference rate and include futures, swaps, swaptions, options, or other financial instruments with similar characteristics.

The Board of Trustees (the “Board”) has adopted valuation policies and procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Adviser and the Administrator (defined below). The Fund’s valuation committee (the “Valuation Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) has the day-to-day responsibility for overseeing the implementation of the Fund’s valuation policies and procedures and fair value determinations (subject to review and ratification by the Board).

Fund Valuation: Institutional Class Shares are offered at NAV. NAV per share is determined daily. The Fund’s NAV per share is calculated by subtracting liabilities (including accrued expenses and indebtedness) from the total assets of the Fund (the value of the investments plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Shares outstanding at each day's end .

NOTE 3. PORTFOLIO VALUATION:

ASC 820 Fair Value Measurement defines fair value as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing the use of the most observable input when available.

Valuation inputs broadly refer to the assumptions market participants would use in pricing the asset or liability, including assumptions about risk. ASC 820 distinguishes between: (i) observable inputs, which are based on market data obtained from parties independent of the reporting entity, and (ii) unobservable inputs, which reflect the Adviser’s own assumptions about the judgments market participants would use. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. When a valuation uses multiple inputs from varying levels of the fair value hierarchy, the hierarchy level is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1—	Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2—	Inputs (other than quoted prices included in Level 1) that are observable, either directly or indirectly.

Level 3—	Inputs that are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the asset or liability. This includes situations where there is little, if any, market activity for the asset or liability.

Generally, the Fund expects to be able to obtain pricing from independent third-party sources on many of its investments. However, in certain circumstances where such inputs are difficult or impractical to obtain or such inputs are deemed unreliable, we may fair value certain investments using internal manager marks. As of January 31, 2021, no investments held by the Fund were valued using internal manager marks.

The following factors may be pertinent in determining fair value: security covenants, call protection provisions and information rights; cash flows, the nature and realizable value of any collateral; the debt instrument's ability to make payments; the principal markets and financial environment in which the debt instrument operates; publicly available financial ratios of peer companies; changes in interest rates for similar debt instruments; and enterprise values, among other relevant factors.

Determination of fair value involves subjective judgments and estimates not susceptible to substantiation by auditing procedures. Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of these investments may differ significantly from the values that would have been used had such market quotations existed for such investments, and any such differences could be material. Accordingly, under current accounting standards, the notes to the Fund’s consolidated financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on the Fund’s financial statements.

The following tables summarize the Fund’s financial instruments classified as assets and liabilities measured at fair value by level within the fair value hierarchy as of January 31, 2021:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$–	$36,812,839	$–	$36,812,839
Commercial Mortgage-Backed Securities	–	16,193,418	–	16,193,418
Asset-Backed Securities	–	44,887,157	2,289,953	47,177,110
Collateralized Loan Obligations	–	16,733,821	913,310	17,647,131
Preferred Stocks	594,846	–	–	594,846
Money Market Funds	12,605,450	–	–	12,605,450
Total	$13,200,296	$114,627,235	$3,203,263	$131,030,794
Derivative Instruments
Assets:
Future Contracts	$21,880	$–	$–	$21,880
Liabilities:
Future Contracts	$(202,559)	–	–	(202,559)
Credit Default Swap Contracts	–	(401,400)	–	(401,400)
Total	$(180,679)	$(401,400)	$–	$(582,079)

There were no changes in valuation technique.

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the period ended January 31, 2021 of the Fund’s Level 3 portfolio investments:

	Asset-Backed Securities	Collateralized Loan Obligations	Total
Balance as of October 31, 2020	$2,018,243	$-	$2,018,243
Accrued discount/ premium	(67,952)	-	(67,952)
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	(160,331)	-	(160,331)
Purchases	499,993	-	499,993
Sales Proceeds	-	-	-
Transfer into Level 3	-	913,310	913,310
Transfer out of Level 3	-	-	-
Balance as of January 31, 2021	$2,289,953	$913,310	$3,203,263
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at January 31, 2021	$(160,331)	$350,098	$189,767

The following table presents additional information about the valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2021:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Asset-Backed Securities	$2,289,953	Broker pricing	Indicative quotes	$2,621-$3,168(1)
Collateralized Loan Obligations	$913,310	Broker pricing	Indicative quotes	$21-$58

(1)	Input is based on the total market value of the outstanding loan, of which the Fund owns 2-10%.